Share capital (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($) $ / shares shares	Dec. 31, 2015 shares
Statement [Line Items]
Exercise price, units | $ / shares		$ 15.10
Increase (decrease) in number of units issued | shares		11,431,000
Proceeds from exercise of options, aggregate amount		$ 172,608,000
Proceeds from exercise of options, net amount		164,543,000
Equity amount		$ 172,608,000
Exercise price, warrants | $ / shares		$ 19.08
Transaction costs		$ 8,066,000
Transaction costs, net of income taxes	$ 275,000	$ 5,896,000
Daily purchases of common shares, limit | shares	95,695
Normal course issuer bid purchase of common shares | shares	382,781	150,000
Normal course issuer bid purchase of common shares. amount		$ 1,823,000
Cost of investment at conversion	$ 12,000,000
Number of shares issued	30,906,594
Share issued, value	$ 445,333,000
Accordion feature	100,000,000	$ 50,000,000
Approximations [Member]
Statement [Line Items]
Share issued, value	$ 445,300,000
Private Placement [Member]
Statement [Line Items]
Shares issued for private placement | shares	18,887,363
Exercise price, common shares, private placement | $ / shares	$ 14.56
Capital commitment, percentage	7.00%
Additional fees related to financing	$ 190,000
Income taxes on additional fees	$ 139,000
Private Placement [Member] | Capital Commitments representing 2% [Member]
Statement [Line Items]
Capital commitment, percentage	2.00%
Capital commitment, shares to be issued | shares	385,457
Private Placement [Member] | Capital Commitments representing 5% [Member]
Statement [Line Items]
Capital commitment, percentage	5.00%
Capital commitments	$ 13,800,000
Fonds [Member] | Private Placement [Member]
Statement [Line Items]
Share subscriptions	$ 75,000,000
Mines Coulon Inc. [Member]
Statement [Line Items]
Exercise of share exchange rights | shares	772,810
CDP Investissements Inc. [Member] | Private Placement [Member]
Statement [Line Items]
Share subscriptions	$ 200,000,000
Dividend reinvestment plan [Member]
Statement [Line Items]
Common shares elected to participate in dividend reinvestment plan | shares	6,863,864
Dividends payable	$ 343,000
Shares issued under dividend reinvestment plan | shares	88,536	83,533	24,513
Discount under dividend reinvestment plan	3.00%	3.00%	3.00%
February 16, 2016 [Member]
Statement [Line Items]
Shares issued under dividend reinvestment plan | shares		7,144,004
May 4, 2016 [Member]
Statement [Line Items]
Shares issued under dividend reinvestment plan | shares		11,594,125
August 4, 2016 [Member]
Statement [Line Items]
Shares issued under dividend reinvestment plan | shares		4,460,148
November 9, 2016 [Member]
Statement [Line Items]
Shares issued under dividend reinvestment plan | shares		4,591,999
March 15, 2017 [Member]
Statement [Line Items]
Shares issued under dividend reinvestment plan | shares	8,024,301
May 4, 2017 [Member]
Statement [Line Items]
Shares issued under dividend reinvestment plan | shares	13,498,789
August 3, 2017 [Member]
Statement [Line Items]
Shares issued under dividend reinvestment plan | shares	5,683,585
November 7, 2017 [Member]
Statement [Line Items]
Shares issued under dividend reinvestment plan | shares	6,863,864
Top of range [Member]
Statement [Line Items]
Discount under dividend reinvestment plan	5.00%
Common shares
Statement [Line Items]
Number of shares outstanding | shares	157,797,193	106,497,315	94,578,280
Increase (decrease) in number of shares outstanding | shares		11,431,000
Equity amount		$ 159,325,000
Transaction costs		7,445,000
Transaction costs, net of income taxes	$ 275,000	5,442,000
Exercise of share exchange rights | shares	772,810
Common shares | Fair value [Member]
Statement [Line Items]
Equity amount		159,325,000
Warrants [Member]
Statement [Line Items]
Equity amount		$ 13,283,000
Expected dividend, warrants		1.20%
Expected life, warrants		3 years
Expected volitility, warrants		42.00%
Risk free interest rate, warrants		0.50%
Transaction costs		$ 621,000
Transaction costs, net of income taxes		454,000
Warrants [Member] | Fair value [Member]
Statement [Line Items]
Equity amount		$ 13,283,000
Issued and fully paid [Member]
Statement [Line Items]
Number of shares outstanding | shares	157,797,193